Indebtedness (Details) - Schedule of indebtedness (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Term Loan B – U.S. Facility [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Term Loan B – U.S. Facility	$ 1,552,815
Senior Notes [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Senior Notes	390,000	$ 550,000
Senior Secured Notes [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Senior Secured Notes	500,000
Senior Secured Notes One [Member]
Indebtedness (Details) - Schedule of indebtedness (Parentheticals) [Line Items]
Senior Secured Notes	$ 400,000